Cash and Cash Equivalents - Summary Of Cash And Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Short-term deposits	$ 861	$ 650
Cash at banks and on hand	2,103	2,488
Cash and cash equivalents in the statement of financial position	$ 2,964	$ 3,138	$ 1,952	$ 4,991